Segment Reporting	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Segment Reporting

NOTE 4. SEGMENT REPORTING

Identification of reportable operating segments

Operating segments are reported in a manner consistent with internal reports which are reviewed and used by Management and the Board of Directors (who are identified as the Chief Operating Decision Makers (‘CODM’)). The Group operates in one operating segment, being Cancer Immunotherapy.

Operating segment information June 30, 2019	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	139,782	—	139,782
Other income
Research material sales	1,155,065	—	1,155,065
Grant income	4,342,364	—	4,342,364
Net gain on fair value movement of warrants	—	961,176	961,176
Net gain on foreign exchange	—	493,736	493,736
Interest income	—	397,281	397,281

Total revenue and other income	5,637,211	1,852,193	7,489,404

Segment Result	(20,196,177)	1,852,193	(18,343,984)

Profit/(loss) before income tax expense	(20,196,177)	1,852,193	(18,343,984)
Income tax benefit			—

Loss after income tax expense			(18,343,984)

Total segment assets	40,541,499	—	40,541,499
Total segment liabilities	16,153,783	—	16,153,783

June 30, 2018	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	2,630,484	—	2,630,484
Other income
Research material sales	1,008,678	—	1,008,678
Grant income	3,214,441	—	3,214,441
Other income	—	322,518	322,518
Interest income	—	177,186	177,186

Total revenue and other income	6,853,603	499,704	7,353,307

Segment Result	(13,054,065)	309,721	(12,744,344)

Profit/(loss) before income tax expense	(13,054,065)	309,721	(12,744,344)

Income tax benefit			(1,676)

Loss after income tax expense			(12,746,020)

Total segment assets	46,998,783	—	46,998,783
Total segment liabilities	13,476,856	—	13,476,856

June 30, 2017	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income	—	—	—
Research material sales	800,460	—	800,460
Grant income	3,316,273	—	3,316,273
Other income	—	433	433
Interest income	—	104,368	104,368

Total revenue and other income	4,116,733	104,801	4,221,534

Segment Result	(10,209,394)	104,801	(10,104,593)

Profit/(loss) before income tax expense	(10,209,394)	104,801	(10,104,593)
Income tax benefit			737,387

Loss after income tax expense			(9,367,206)

Total segment assets	34,963,796	—	34,963,796
Total segment liabilities	8,431,490	—	8,431,490